Premises and Equipment - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2020 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 588
Variable Lease Payments	$ 654
Percentage Of Variable Lease Payments To Lease Payments	49.00%
Fixed Lease Payments	$ 684
Variable lease payments excluded from the measurement of lease liabilities	$ 635
Percentage Of Fixed Lease Payments To Lease Payments	51.00%
IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments of lease liabilities, classified as financing activities	$ 1,338